UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 28, 2015

MFS® GLOBAL NEW DISCOVERY FUND

GND-SEM

MFS® GLOBAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	1.8%
Swift Transportation Co.	1.7%
Bunzl PLC	1.6%
Constant Contact, Inc.	1.3%
Urban Outfitters, Inc.	1.3%
Capital Senior Living Corp.	1.2%
Brookdale Senior Living, Inc.	1.2%
Nord Anglia Education, Inc.	1.2%
NASDAQ OMX Group, Inc.	1.2%
Burlington Stores, Inc.	1.1%

Equity sectors
Special Products & Services	16.3%
Health Care	15.9%
Technology	10.3%
Industrial Goods & Services	9.7%
Retailing	9.3%
Financial Services	7.3%
Basic Materials	7.0%
Leisure	6.3%
Consumer Staples	4.7%
Autos & Housing	4.3%
Transportation	3.8%
Energy	1.8%
Utilities & Communications	1.4%

Issuer country weightings (x)
United States	50.9%
United Kingdom	16.7%
Japan	11.9%
Germany	3.2%
Canada	1.7%
Norway	1.6%
Greece	1.6%
France	1.5%
Brazil	1.3%
Other Countries	9.6%

Currency exposure weightings (y)
United States Dollar	55.3%
British Pound Sterling	16.7%
Japanese Yen	11.9%
Euro	6.8%
Norwegian Krone	1.6%
Canadian Dollar	1.4%
Brazilian Real	1.3%
South African Rand	0.8%
Swiss Franc	0.8%
Other Currencies	3.4%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	1.50%	$1,000.00	$990.31	$7.40
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
B	Actual	2.25%	$1,000.00	$986.76	$11.08
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
C	Actual	2.24%	$1,000.00	$986.76	$11.03
	Hypothetical (h)	2.24%	$1,000.00	$1,013.69	$11.18
I	Actual	1.25%	$1,000.00	$991.67	$6.17
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R1	Actual	2.25%	$1,000.00	$986.76	$11.08
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
R2	Actual	1.75%	$1,000.00	$989.59	$8.63
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
R3	Actual	1.50%	$1,000.00	$990.31	$7.40
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R4	Actual	1.25%	$1,000.00	$991.67	$6.17
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R5	Actual	1.14%	$1,000.00	$992.31	$5.63
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.5%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
FLIR Systems, Inc.	3,910	$126,216
MTU Aero Engines Holding AG	1,400	133,136
Saab AB	4,250	113,833

		$373,185
Airlines - 0.8%
Stagecoach Group PLC	35,979	$187,746

Apparel Manufacturers - 1.0%
Arezzo Industria e Comercio S.A.	8,700	$77,844
Burberry Group PLC	4,797	138,638
Cia. Hering S.A.	7,100	44,545

		$261,027
Automotive - 2.0%
Guangzhou Automobile Group Co. Ltd., “H”	68,000	$65,231
Koito Manufacturing Co. Ltd.	8,000	256,134
Thai Stanley Electric PLC	11,700	75,998
USS Co. Ltd.	5,400	95,428

		$492,791
Biotechnology - 1.0%
AMAG Pharmaceuticals, Inc. (a)	2,457	$120,958
MiMedx Group, Inc. (a)	11,440	118,404

		$239,362
Broadcasting - 1.6%
Live Nation, Inc. (a)	5,654	$144,686
Nippon BS Broadcasting Corp.	16,700	145,885
Proto Corp.	7,300	115,946

		$406,517
Brokerage & Asset Managers - 2.5%
Aberdeen Asset Management PLC	15,986	$115,650
LPL Financial Holdings, Inc.	3,136	140,681
NASDAQ OMX Group, Inc.	5,708	286,313
Rathbone Brothers PLC	2,583	89,725

		$632,369

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 12.4%
Amadeus IT Holding S.A.	3,839	$158,309
Amsterdam Commodities N.V.	3,570	95,680
Brenntag AG	1,041	60,868
Bright Horizons Family Solutions, Inc. (a)	8,700	441,090
Bunzl PLC	13,472	394,344
Constant Contact, Inc. (a)	7,949	328,532
CoStar Group, Inc. (a)	1,016	202,347
Diploma PLC	6,712	82,691
Elior Participations SCA (a)	6,112	101,500
Exova Group PLC (a)	30,640	69,536
Gartner, Inc. (a)	3,236	268,944
Global Payments, Inc.	2,193	201,449
Intertek Group PLC	2,092	81,712
MITIE Group PLC	28,924	135,079
Rightmove PLC	5,171	241,813
Sodexo	629	63,392
Zoopla Property Group PLC	49,517	140,662

		$3,067,948
Computer Software - 2.4%
OBIC Business Consultants Co. Ltd.	6,100	$208,560
OBIC Co. Ltd.	5,200	193,220
SolarWinds, Inc. (a)	3,583	181,766

		$583,546
Computer Software - Systems - 6.2%
Brother Industries, Ltd.	12,000	$202,232
Cvent, Inc. (a)	5,931	171,702
EMIS Group PLC	11,061	147,712
Fleetmatics Group PLC (a)	4,470	184,209
Linx S.A.	4,000	61,999
Model N, Inc. (a)	12,565	155,429
NCC Group PLC	36,090	126,897
Sabre Corp.	9,280	201,933
SS&C Technologies Holdings, Inc.	4,578	277,793

		$1,529,906
Conglomerates - 0.8%
DCC PLC	3,179	$189,936

Construction - 1.7%
Bovis Homes Group PLC	10,895	$162,568
Eagle Materials, Inc.	2,127	166,970

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Trex Co., Inc. (a)	1,983	$99,844

		$429,382
Consumer Products - 0.3%
Kobayashi Pharmaceutical Co. Ltd.	1,200	$82,257

Consumer Services - 3.2%
Dignity PLC	7,991	$238,719
MakeMyTrip Ltd. (a)	4,750	111,768
Nord Anglia Education, Inc. (a)	13,740	294,173
Servicemaster Global Holdings, Inc. (a)	4,170	144,240

		$788,900
Containers - 1.6%
Fuji Seal International, Inc.	8,500	$255,089
Mayr-Melnhof Karton AG	1,333	141,487

		$396,576
Electrical Equipment - 3.0%
Advanced Drainage Systems, Inc.	4,925	$133,714
AMETEK, Inc.	3,837	203,898
Domino Printing Sciences PLC	5,024	59,685
IMI PLC	4,025	85,815
MSC Industrial Direct Co., Inc., “A”	2,417	176,417
Spectris PLC	2,821	94,813

		$754,342
Electronics - 1.0%
Stanley Electric Co. Ltd.	11,000	$260,414

Energy - Independent - 1.3%
Gran Tierra Energy, Inc. (a)	18,388	$46,481
Range Resources Corp.	1,855	91,897
Rice Energy, Inc. (a)	8,974	175,711

		$314,089
Engineering - Construction - 1.3%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	5,700	$68,354
Stantec, Inc.	4,729	120,750
Team, Inc. (a)	3,460	132,864

		$321,968
Food & Beverages - 4.1%
Bakkafrost P/f	11,649	$270,481
Calbee, Inc.	4,900	185,145

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Cranswick PLC	8,954	$198,231
Grupo Lala S.A.B. de C.V.	54,000	107,873
Leroy Seafood Group A.S.A.	3,848	132,014
M. Dias Branco S.A. Industria e Comercio de Alimentos	4,300	125,724

		$1,019,468
Food & Drug Stores - 1.2%
Booker Group PLC	51,987	$128,898
Clicks Group Ltd.	10,123	77,702
Welcia Holdings Co. Ltd.	2,800	103,223

		$309,823
Furniture & Appliances - 0.5%
SEB S.A.	1,840	$136,577

Gaming & Lodging - 1.9%
La Quinta Holdings, Inc. (a)	5,541	$123,066
Norwegian Cruise Line Holdings Ltd. (a)	4,450	219,474
Paddy Power PLC	1,645	124,349

		$466,889
General Merchandise - 3.2%
B&M European Value Retail S.A.	36,976	$182,673
Dollarama, Inc.	3,400	170,041
Five Below, Inc. (a)	6,950	220,558
Mr. Price Group Ltd.	5,461	126,268
Seria Co. Ltd.	2,800	89,881

		$789,421
Insurance - 1.2%
Jardine Lloyd Thompson Group PLC	9,402	$139,129
Sony Financial Holdings, Inc.	10,500	159,047

		$298,176
Internet - 0.8%
Dealertrack Holdings, Inc. (a)	4,698	$186,839

Machinery & Tools - 3.8%
Allison Transmission Holdings, Inc.	7,606	$242,023
Burckhardt Compression Holding AG	303	118,549
IPG Photonics Corp. (a)	2,439	233,900
Joy Global, Inc.	2,243	99,410
Spirax-Sarco Engineering PLC	2,402	119,112

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
WABCO Holdings, Inc. (a)	1,146	$133,887

		$946,881
Medical & Health Technology & Services - 4.6%
Brookdale Senior Living, Inc. (a)	7,973	$299,067
Capital Senior Living Corp. (a)	12,126	303,150
Healthcare Services Group, Inc.	7,640	256,475
HealthStream, Inc. (a)	4,907	126,993
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	126,669	147,436

		$1,133,121
Medical Equipment - 8.7%
Align Technology, Inc. (a)	3,278	$187,993
Cardiovascular Systems, Inc. (a)	6,740	254,165
Cepheid, Inc. (a)	3,738	212,468
DexCom, Inc. (a)	3,641	221,154
Fukuda Denshi Co. Ltd.	3,500	179,645
GenMark Diagnostics, Inc. (a)	4,472	56,839
Gerresheimer AG	2,458	141,575
Masimo Corp. (a)	6,522	192,203
Nakanishi, Inc.	2,500	96,134
Novadaq Technologies, Inc. (a)	4,733	78,331
PerkinElmer, Inc.	2,873	135,031
Sonova Holding AG	495	68,589
STERIS Corp.	3,047	196,592
Techno Medica Co. Ltd.	6,300	129,608

		$2,150,327
Metals & Mining - 0.6%
Globe Specialty Metals, Inc.	9,094	$151,415

Natural Gas - Pipeline - 0.3%
StealthGas, Inc. (a)	10,860	$66,789

Oil Services - 0.6%
Frank’s International N.V.	8,072	$143,359

Other Banks & Diversified Financials - 2.4%
Air Lease Corp.	3,435	$131,354
First Republic Bank	3,601	205,257
PrivateBancorp, Inc.	4,202	145,935
Texas Capital Bancshares, Inc. (a)	2,614	121,368

		$603,914

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 1.7%
KYORIN Holdings, Inc.	4,000	$89,513
Kythera Biopharmaceuticals, Inc. (a)	3,488	144,926
Tsumura & Co.	4,000	98,541
Virbac	297	79,550

		$412,530
Railroad & Shipping - 1.3%
Diana Shipping, Inc. (a)	29,783	$206,396
Navios Maritime Holdings, Inc.	28,290	123,062

		$329,458
Real Estate - 1.1%
LEG Immobilien AG	1,710	$140,629
Medical Properties Trust, Inc., REIT	9,259	140,181

		$280,810
Restaurants - 2.8%
Arcos Dorados Holdings, Inc.	28,900	$151,725
Chuy’s Holdings, Inc. (a)	5,692	127,899
Domino’s Pizza UK & IRL PLC	12,945	144,393
Dunkin Brands Group, Inc.	2,679	125,538
Zoe’s Kitchen, Inc. (a)	4,245	145,646

		$695,201
Specialty Chemicals - 4.5%
Albemarle Corp.	3,903	$220,793
Axalta Coating Systems Ltd. (a)	8,656	245,830
Croda International PLC	6,140	258,689
Symrise AG	3,771	239,861
W.R. Grace & Co. (a)	1,536	152,294

		$1,117,467
Specialty Stores - 3.8%
Burlington Stores, Inc. (a)	5,070	$281,740
Citi Trends, Inc. (a)	5,492	146,362
NEXT PLC	1,591	184,097
Urban Outfitters, Inc. (a)	8,192	319,160

		$931,359
Telephone Services - 1.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	74,830	$120,000
TDC A.S.	18,871	149,278

		$269,278

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 1.7%
Swift Transportation Co. (a)	14,810	$418,827
Total Common Stocks (Identified Cost, $20,331,906)		$24,170,190

Preferred Stocks - 0.3%
Specialty Chemicals - 0.3%
Fuchs Petrolub SE (Identified Cost, $46,874)	1,716	$71,598

	Strike Price		First Exercise
Warrants - 0.3%
Consumer Products - 0.3%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)			5/27/11	16,642	$71,120

Food & Drug Stores - 0.0%
Brasil Pharma S.A. (1 share for 1 warrant) (a)	BRL	5.50	6/25/14	10,651	$113
Total Warrants (Identified Cost, $34,607)					$71,233

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)				356,153	$356,153
Total Investments (Identified Cost, $20,769,540)					$24,669,174

Other Assets, Less Liabilities - 0.4%					106,669
Net Assets - 100.0%					$24,775,843

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $71,120, representing 0.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See notes to financial statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $20,413,387)	$24,313,021
Underlying affiliated funds, at cost and value	356,153
Total investments, at value (identified cost, $20,769,540)	$24,669,174
Foreign currency, at value (identified cost, $705)	707
Receivables for
Investments sold	48,252
Fund shares sold	36,763
Interest and dividends	15,320
Receivable from investment adviser	16,970
Other assets	339
Total assets	$24,787,525
Liabilities
Payable for fund shares reacquired	$528
Payable to affiliates
Shareholder servicing costs	5,633
Distribution and service fees	682
Payable for independent Trustees’ compensation	14
Accrued expenses and other liabilities	4,825
Total liabilities	$11,682
Net assets	$24,775,843
Net assets consist of
Paid-in capital	$22,149,784
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,898,763
Accumulated net realized gain (loss) on investments and foreign currency	(1,195,180)
Accumulated net investment loss	(77,524)
Net assets	$24,775,843
Shares of beneficial interest outstanding	1,686,799

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$14,761,353	1,000,660	$14.75
Class B	556,610	38,709	14.38
Class C	4,611,918	320,761	14.38
Class I	3,911,527	262,902	14.88
Class R1	281,842	19,603	14.38
Class R2	186,982	12,784	14.63
Class R3	175,794	11,916	14.75
Class R4	162,989	10,954	14.88
Class R5	126,828	8,510	14.90

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.65 [100 / 94.25 x $14.75]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See notes to financial statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$124,495
Dividends from underlying affiliated funds	87
Foreign taxes withheld	(5,812)
Total investment income	$118,770
Expenses
Management fee	$118,696
Distribution and service fees	44,512
Shareholder servicing costs	18,207
Administrative services fee	8,679
Independent Trustees’ compensation	629
Custodian fee	16,080
Shareholder communications	6,956
Audit and tax fees	26,401
Legal fees	121
Registration fees	52,686
Miscellaneous	6,909
Total expenses	$299,876
Fees paid indirectly	(2)
Reduction of expenses by investment adviser and distributor	(103,580)
Net expenses	$196,294
Net investment loss	$(77,524)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(1,077,637)
Foreign currency	(3,304)
Net realized gain (loss) on investments and foreign currency	$(1,080,941)
Change in unrealized appreciation (depreciation)
Investments	$752,966
Translation of assets and liabilities in foreign currencies	(491)
Net unrealized gain (loss) on investments and foreign currency translation	$752,475
Net realized and unrealized gain (loss) on investments and foreign currency	$(328,466)
Change in net assets from operations	$(405,990)

See notes to financial statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/15	Year ended 8/31/14
Change in net assets	(unaudited)
From operations
Net investment loss	$(77,524)	$(109,773)
Net realized gain (loss) on investments and foreign currency	(1,080,941)	1,692,294
Net unrealized gain (loss) on investments and foreign currency translation	752,475	643,953
Change in net assets from operations	$(405,990)	$2,226,474
Distributions declared to shareholders
From net realized gain on investments	$(1,069,366)	$(860,012)
Change in net assets from fund share transactions	$(1,010,226)	$3,891,486
Total change in net assets	$(2,485,582)	$5,257,948
Net assets
At beginning of period	27,261,425	22,003,477
At end of period (including accumulated net investment loss of $77,524 and $0, respectively)	$24,775,843	$27,261,425

See notes to financial statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/15 (unaudited)		Years ended 8/31		Period ended 8/31/12 (c)
Class A			2014	2013

Net asset value, beginning of period	$15.58		$14.64	$12.01	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.05)	$(0.03)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		1.48	2.85	2.01
Total from investment operations	$(0.18)		$1.43	$2.82	$2.01
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)		$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$14.75		$15.58	$14.64	$12.01
Total return (%) (r)(s)(t)(x)	(0.97	)(n)	9.84	23.75	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.35	(a)	2.27	3.08	4.66	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	1.49	1.50	(a)
Net investment income (loss)	(0.52	)(a)(l)	(0.33)	(0.19)	0.03	(a)
Portfolio turnover	18	(n)	53	39	40	(n)
Net assets at end of period (000 omitted)	$14,761		$16,309	$13,661	$1,274

See notes to financial statements

17

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31		Period ended 8/31/12 (c)
Class B			2014	2013

Net asset value, beginning of period	$15.26		$14.46	$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.16)	$(0.14)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		1.45	2.84	2.01
Total from investment operations	$(0.23)		$1.29	$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)		$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$14.38		$15.26	$14.46	$11.95
Total return (%) (r)(s)(t)(x)	(1.32	)(n)	8.98	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.10	(a)	3.02	4.11	5.34	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.25	(a)
Net investment loss	(1.29	)(a)(l)	(1.06)	(1.00)	(0.78	)(a)
Portfolio turnover	18	(n)	53	39	40	(n)
Net assets at end of period (000 omitted)	$557		$522	$447	$203

	Six months ended 2/28/15 (unaudited)		Years ended 8/31		Period ended 8/31/12 (c)
Class C			2014	2013

Net asset value, beginning of period	$15.26		$14.46	$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.16)	$(0.13)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		1.45	2.83	2.01
Total from investment operations	$(0.23)		$1.29	$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)		$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$14.38		$15.26	$14.46	$11.95
Total return (%) (r)(s)(t)(x)	(1.32	)(n)	8.98	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.10	(a)	3.02	3.92	5.43	(a)
Expenses after expense reductions (f)	2.24	(a)	2.24	2.23	2.25	(a)
Net investment loss	(1.27	)(a)(l)	(1.05)	(0.95)	(0.80	)(a)
Portfolio turnover	18	(n)	53	39	40	(n)
Net assets at end of period (000 omitted)	$4,612		$4,681	$2,298	$296

See notes to financial statements

18

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31			Period ended 8/31/12 (c)
Class I			2014	2013

Net asset value, beginning of period	$15.69		$14.71	$12.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.01)	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		1.48	2.87		2.02
Total from investment operations	$(0.16)		$1.47	$2.87		$2.03
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)		$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$14.88		$15.69	$14.71		$12.03
Total return (%) (r)(s)(x)	(0.83	)(n)	10.07	24.13		20.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.02	3.16		4.37	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25		1.25	(a)
Net investment income (loss)	(0.26	)(a)(l)	(0.09)	(0.01)		0.17	(a)
Portfolio turnover	18	(n)	53	39		40	(n)
Net assets at end of period (000 omitted)	$3,912		$4,808	$4,873		$3,649

	Six months ended 2/28/15 (unaudited)		Years ended 8/31			Period ended 8/31/12 (c)
Class R1			2014	2013

Net asset value, beginning of period	$15.26		$14.46	$11.95		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.16)	$(0.14)		$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		1.45	2.84		2.02
Total from investment operations	$(0.23)		$1.29	$2.70		$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)		$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$14.38		$15.26	$14.46		$11.95
Total return (%) (r)(s)(x)	(1.32	)(n)	8.98	22.85		19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.10	(a)	3.02	4.19		5.34	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25		2.25	(a)
Net investment loss	(1.29	)(a)(l)	(1.07)	(1.03)		(0.81	)(a)
Portfolio turnover	18	(n)	53	39		40	(n)
Net assets at end of period (000 omitted)	$282		$290	$147		$120

See notes to financial statements

19

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31		Period ended 8/31/12 (c)
Class R2			2014	2013

Net asset value, beginning of period	$15.47		$14.58	$11.99	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.09)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		1.47	2.85	2.02
Total from investment operations	$(0.19)		$1.38	$2.78	$1.99
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)		$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$14.63		$15.47	$14.58	$11.99
Total return (%) (r)(s)(x)	(1.04	)(n)	9.53	23.45	19.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	2.52	3.68	4.84	(a)
Expenses after expense reductions (f)	1.75	(a)	1.75	1.75	1.75	(a)
Net investment loss	(0.79	)(a)(l)	(0.57)	(0.53)	(0.31	)(a)
Portfolio turnover	18	(n)	53	39	40	(n)
Net assets at end of period (000 omitted)	$187		$184	$153	$120

	Six months ended 2/28/15 (unaudited)		Years ended 8/31		Period ended 8/31/12 (c)
Class R3			2014	2013

Net asset value, beginning of period	$15.58		$14.64	$12.01	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.05)	$(0.04)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		1.48	2.86	2.01
Total from investment operations	$(0.18)		$1.43	$2.82	$2.01
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)		$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$14.75		$15.58	$14.64	$12.01
Total return (%) (r)(s)(x)	(0.97	)(n)	9.84	23.75	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.35	(a)	2.27	3.43	4.59	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.50	(a)
Net investment loss	(0.54	)(a)(l)	(0.34)	(0.28)	(0.06	)(a)
Portfolio turnover	18	(n)	53	39	40	(n)
Net assets at end of period (000 omitted)	$176		$175	$158	$120

See notes to financial statements

20

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31			Period ended 8/31/12 (c)
Class R4			2014	2013

Net asset value, beginning of period	$15.69		$14.71	$12.04		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.01)	$(0.00	)(w)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		1.48	2.86		2.02
Total from investment operations	$(0.16)		$1.47	$2.86		$2.04
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)		$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$14.88		$15.69	$14.71		$12.04
Total return (%) (r)(s)(x)	(0.83	)(n)	10.07	24.02		20.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.02	3.19		4.34	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25		1.25	(a)
Net investment income (loss)	(0.28	)(a)(l)	(0.08)	(0.03)		0.19	(a)
Portfolio turnover	18	(n)	53	39		40	(n)
Net assets at end of period (000 omitted)	$163		$164	$149		$120

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R5			2014		2013 (i)

Net asset value, beginning of period	$15.70		$14.71		$12.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.00	(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		1.48		2.03	(g)
Total from investment operations	$(0.15)		$1.48		$2.03
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)		$(0.49)		$—
Net asset value, end of period (x)	$14.90		$15.70		$14.71
Total return (%) (r)(s)(x)	(0.77	)(n)	10.14		16.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	1.92		2.79	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14		1.22	(a)
Net investment income (loss)	(0.17	)(a)(l)	0.03		(0.04	)(a)
Portfolio turnover	18	(n)	53		39
Net assets at end of period (000 omitted)	$127		$128		$116

See notes to financial statements

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See notes to financial statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

23

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

24

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,147,180	$—	$—	$12,147,180
United Kingdom	4,138,963	—	—	4,138,963
Japan	2,945,901	—	—	2,945,901
Germany	787,666	—	—	787,666
Canada	415,603	—	—	415,603
Norway	402,495	—	—	402,495
Greece	396,247	—	—	396,247
France	381,019	—	—	381,019
Brazil	310,112	113	—	310,225
Other Countries	2,240,605	147,117	—	2,387,722
Mutual Funds	356,153	—	—	356,153
Total Investments	$24,521,944	$147,230	$—	$24,669,174

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the

25

Notes to Financial Statements (unaudited) – continued

Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which

26

Notes to Financial Statements (unaudited) – continued

may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/14
Ordinary income (including any short-term capital gains)	$590,007
Long-term capital gains	270,005
Total	$860,012

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$20,883,766
Gross appreciation	4,945,091
Gross depreciation	(1,159,683)
Net unrealized appreciation (depreciation)	$3,785,408

As of 8/31/14
Undistributed ordinary income	388,161
Undistributed long-term capital gain	681,192
Other temporary differences	(380)
Net unrealized appreciation (depreciation)	3,032,442

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

27

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/15	Year ended 8/31/14
Class A	$617,543	$558,358
Class B	23,425	14,705
Class C	198,475	101,433
Class I	190,825	161,049
Class R1	11,857	4,970
Class R2	7,873	5,273
Class R3	7,327	5,393
Class R4	6,776	4,970
Class R5	5,265	3,861
Total	$1,069,366	$860,012

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.975%
Next $1.5 billion of average daily net assets	0.90%
Average daily net assets in excess of $2.5 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee reduction amounted to $741, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.969% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%	1.22%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the six months ended February 28, 2015, this reduction amounted to $102,484, which is included in the reduction of total expenses in the Statement of Operations.

28

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,389 for the six months ended February 28, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$17,916
Class B	0.75%	0.25%	1.00%	1.00%	2,578
Class C	0.75%	0.25%	1.00%	0.99%	22,043
Class R1	0.75%	0.25%	1.00%	1.00%	1,325
Class R2	0.25%	0.25%	0.50%	0.50%	442
Class R3	—	0.25%	0.25%	0.25%	208
Total Distribution and Service Fees					$44,512

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2015, this rebate amounted to $173 and $173 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class A	$—
Class B	117
Class C	460

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

29

Notes to Financial Statements (unaudited) – continued

six months ended February 28, 2015, the fee was $1,933, which equated to 0.0159% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $16,274.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.0713% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $51 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $9, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

30

Notes to Financial Statements (unaudited) – continued

On September 10, 2013, MFS redeemed 45,396 shares of Class I for an aggregate amount of $700,000. At February 28, 2015, MFS held approximately 56%, 86%, 92%, 100%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R5, respectively.

(4) Portfolio Securities

For the six months ended February 28, 2015, purchases and sales of investments, other than short-term obligations, aggregated $4,547,363 and $6,903,922, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	108,826	$1,573,318	688,180	$10,673,619
Class B	4,712	67,089	12,329	188,766
Class C	28,962	405,693	160,790	2,438,545
Class I	16,733	242,803	122,663	1,905,329
Class R1	1,296	18,243	8,515	127,998
Class R2	312	4,524	1,050	16,175
Class R3	181	2,646	714	11,098
	161,022	$2,314,316	994,241	$15,361,530

Shares issued to shareholders in reinvestment of distributions
Class A	43,952	$617,523	36,655	$558,250
Class B	1,707	23,425	980	14,705
Class C	14,466	198,475	6,758	101,364
Class I	13,467	190,825	10,519	161,049
Class R1	864	11,857	331	4,970
Class R2	565	7,873	348	5,273
Class R3	521	7,327	354	5,393
Class R4	478	6,776	325	4,970
Class R5	371	5,265	253	3,861
	76,391	$1,069,346	56,523	$859,835

Shares reacquired
Class A	(199,082)	$(2,872,388)	(610,747)	$(9,423,322)
Class B	(1,947)	(27,411)	(10,012)	(149,719)
Class C	(29,422)	(413,808)	(19,747)	(303,533)
Class I	(73,810)	(1,057,091)	(157,991)	(2,442,814)
Class R1	(1,556)	(23,190)	—	—
Class R3	—	—	(676)	(10,491)
	(305,817)	$(4,393,888)	(799,173)	$(12,329,879)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	(46,304)	$(681,547)	114,088	$1,808,547
Class B	4,472	63,103	3,297	53,752
Class C	14,006	190,360	147,801	2,236,376
Class I	(43,610)	(623,463)	(24,809)	(376,436)
Class R1	604	6,910	8,846	132,968
Class R2	877	12,397	1,398	21,448
Class R3	702	9,973	392	6,000
Class R4	478	6,776	325	4,970
Class R5	371	5,265	253	3,861
	(68,404)	$(1,010,226)	251,591	$3,891,486

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $51 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	348,378	2,937,882	(2,930,107)	356,153

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$87	$356,153

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2015

MFS® MID CAP GROWTH FUND

OTC-SEM

MFS® MID CAP GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Actavis PLC	2.9%
Ross Stores, Inc.	2.4%
Jones Lang LaSalle, Inc.	2.3%
Gartner, Inc.	2.1%
SBA Communications Corp.	1.9%
Bright Horizons Family Solutions, Inc.	1.9%
Roper Industries, Inc.	1.9%
Henry Schein, Inc.	1.8%
AMETEK, Inc.	1.7%
FleetCor Technologies, Inc.	1.7%

Equity sectors
Special Products & Services	16.1%
Health Care	16.1%
Industrial Goods & Services	13.2%
Retailing	10.7%
Leisure	7.8%
Technology	7.5%
Financial Services	6.3%
Consumer Staples	5.7%
Autos & Housing	4.0%
Energy	3.1%
Utilities & Communications	2.5%
Basic Materials	2.5%
Transportation	2.1%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	1.19%	$1,000.00	$1,077.29	$6.13
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
B	Actual	1.95%	$1,000.00	$1,072.72	$10.02
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
C	Actual	1.95%	$1,000.00	$1,072.78	$10.02
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
I	Actual	0.95%	$1,000.00	$1,078.60	$4.90
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R1	Actual	1.95%	$1,000.00	$1,073.03	$10.02
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
R2	Actual	1.45%	$1,000.00	$1,075.80	$7.46
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R3	Actual	1.20%	$1,000.00	$1,076.95	$6.18
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R4	Actual	0.95%	$1,000.00	$1,078.66	$4.90
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R5	Actual	0.88%	$1,000.00	$1,078.49	$4.54
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
529A	Actual	1.19%	$1,000.00	$1,076.92	$6.13
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
529B	Actual	2.00%	$1,000.00	$1,072.40	$10.28
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
529C	Actual	2.00%	$1,000.00	$1,072.46	$10.28
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.06%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.6%
Issuer	Shares/Par	Value ($)

Aerospace - 1.5%
Textron, Inc.	216,570	$9,596,210
TransDigm Group, Inc.	78,355	16,992,065

		$26,588,275
Airlines - 1.1%
American Airlines Group, Inc.	77,811	$3,727,147
Spirit Airlines, Inc. (a)	196,453	15,280,114

		$19,007,261
Alcoholic Beverages - 1.2%
Constellation Brands, Inc., “A” (a)	179,837	$20,630,901

Apparel Manufacturers - 0.9%
PVH Corp.	156,321	$16,652,876

Automotive - 0.8%
LKQ Corp. (a)	608,881	$14,963,251

Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	155,150	$27,984,406
AMAG Pharmaceuticals, Inc. (a)	157,623	7,759,780
Illumina, Inc. (a)	40,764	7,967,731
Isis Pharmaceuticals, Inc. (a)	88,760	6,085,386
Medivation, Inc. (a)	27,540	3,236,776
Puma Biotechnology, Inc. (a)	36,780	7,834,508
Regeneron Pharmaceuticals, Inc. (a)	45,018	18,630,249

		$79,498,836
Broadcasting - 0.5%
Discovery Communications, Inc., “A” (a)	110,212	$3,559,848
Discovery Communications, Inc., “C” (a)	164,186	5,009,315

		$8,569,163
Brokerage & Asset Managers - 3.8%
Affiliated Managers Group, Inc. (a)	131,573	$28,475,029
Evercore Partners, Inc.	244,603	12,531,012
Intercontinental Exchange, Inc.	106,538	25,074,784

		$66,080,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 13.4%
Bright Horizons Family Solutions, Inc. (a)	663,854	$33,657,398
Cognizant Technology Solutions Corp., “A” (a)	409,955	25,616,038
CoStar Group, Inc. (a)	26,190	5,216,000
Equifax, Inc.	119,302	11,139,228
FleetCor Technologies, Inc. (a)	194,561	29,851,494
Gartner, Inc. (a)	447,988	37,232,283
Global Payments, Inc.	178,829	16,427,232
IHS, Inc., “A” (a)	158,319	18,607,232
Jones Lang LaSalle, Inc.	255,720	41,234,850
Realogy Holdings Corp. (a)	309,967	14,258,482
Wex, Inc. (a)	25,972	2,778,744

		$236,018,981
Cable TV - 2.2%
Charter Communications, Inc., “A” (a)	94,952	$17,148,331
Liberty Global PLC, “A” (a)	201,430	10,889,306
Liberty Global PLC, “C” (a)	201,430	10,508,603

		$38,546,240
Computer Software - 1.6%
Autodesk, Inc. (a)	161,840	$10,396,602
Citrix Systems, Inc. (a)	53,043	3,377,513
NetSuite, Inc. (a)	15,624	1,506,466
Qlik Technologies, Inc. (a)	420,950	13,655,618

		$28,936,199
Computer Software - Systems - 3.2%
Benefitfocus, Inc. (a)(l)	84,400	$2,748,064
Guidewire Software, Inc. (a)	151,749	8,446,349
Sabre Corp.	201,490	4,384,422
ServiceNow, Inc. (a)	24,979	1,904,899
SS&C Technologies Holdings, Inc.	462,729	28,078,396
Vantiv, Inc., “A” (a)	272,644	10,085,102
Workday, Inc. (a)	17,936	1,533,528

		$57,180,760
Construction - 3.1%
Fortune Brands Home & Security, Inc.	399,599	$18,509,426
Lennox International, Inc.	135,436	14,120,557
Masco Corp.	204,328	5,351,350
Pool Corp.	245,382	16,973,073

		$54,954,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 1.1%
Newell Rubbermaid, Inc.	491,431	$19,308,324

Consumer Services - 2.8%
Nord Anglia Education, Inc. (a)	560,789	$12,006,492
Priceline Group, Inc. (a)	15,266	18,891,370
Servicemaster Global Holdings, Inc. (a)	510,427	17,655,670

		$48,553,532
Containers - 0.7%
Crown Holdings, Inc. (a)	233,146	$12,356,738

Electrical Equipment - 4.7%
Advanced Drainage Systems, Inc.	805,271	$21,863,108
AMETEK, Inc.	577,807	30,704,664
Amphenol Corp., “A”	313,439	17,696,766
Mettler-Toledo International, Inc. (a)	40,133	12,608,585

		$82,873,123
Electronics - 1.2%
Altera Corp.	189,260	$7,004,513
Skyworks Solutions, Inc.	159,435	13,990,421

		$20,994,934
Energy - Independent - 2.3%
Cabot Oil & Gas Corp.	112,415	$3,260,035
Concho Resources, Inc. (a)	107,902	11,752,686
Energen Corp.	53,469	3,456,236
Gulfport Energy Corp. (a)	121,509	5,566,327
Memorial Resource Development Corp. (a)	534,484	10,962,267
PDC Energy, Inc. (a)	113,407	5,860,874

		$40,858,425
Entertainment - 1.2%
Netflix, Inc. (a)	44,668	$21,213,280

Food & Beverages - 3.4%
Chr. Hansen Holding A.S.	527,718	$23,646,173
Freshpet, Inc. (a)(l)	227,249	4,188,199
Mead Johnson Nutrition Co., “A”	125,730	13,171,475
WhiteWave Foods Co., “A” (a)	478,143	19,579,956

		$60,585,803
Gaming & Lodging - 2.1%
La Quinta Holdings, Inc. (a)	156,085	$3,466,648
MGM Mirage (a)	543,503	11,810,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - continued
Norwegian Cruise Line Holdings Ltd. (a)	186,423	$9,194,382
Wynn Resorts Ltd.	82,262	11,722,335

		$36,193,685
General Merchandise - 1.4%
Dollar Tree, Inc. (a)	135,951	$10,832,576
Five Below, Inc. (a)	436,555	13,854,073

		$24,686,649
Insurance - 0.7%
Lincoln National Corp.	206,421	$11,898,106

Internet - 1.4%
LinkedIn Corp., “A” (a)	69,504	$18,571,469
Shutterstock, Inc. (a)	118,410	6,696,086

		$25,267,555
Leisure & Toys - 0.8%
Brunswick Corp.	267,620	$14,515,709

Machinery & Tools - 5.4%
Colfax Corp. (a)	289,864	$15,270,036
Flowserve Corp.	214,936	13,353,974
Roper Industries, Inc.	196,636	32,950,295
United Rentals, Inc. (a)	66,667	6,204,031
WABCO Holdings, Inc. (a)	227,636	26,594,714

		$94,373,050
Major Banks - 0.7%
Morgan Stanley	322,340	$11,536,549

Medical & Health Technology & Services - 3.3%
Cerner Corp. (a)	276,170	$19,900,810
Henry Schein, Inc. (a)	223,230	31,263,362
IDEXX Laboratories, Inc. (a)	47,431	7,438,604

		$58,602,776
Medical Equipment - 3.7%
C.R. Bard, Inc.	133,046	$22,503,400
Cooper Cos., Inc.	139,639	22,896,607
Inovalon Holdings, Inc., “A” (a)	140,800	4,373,248
PerkinElmer, Inc.	336,830	15,831,010

		$65,604,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.8%
Core Laboratories N.V.	53,605	$5,892,262
FMC Technologies, Inc. (a)	194,940	7,783,954

		$13,676,216
Other Banks & Diversified Financials - 1.2%
MasterCard, Inc., “A”	232,029	$20,912,774

Pharmaceuticals - 4.6%
Actavis PLC (a)	173,661	$50,597,869
Endo International PLC (a)	286,691	24,540,750
Intercept Pharmaceuticals, Inc. (a)(l)	10,931	2,419,795
Receptos, Inc. (a)	24,090	3,050,758

		$80,609,172
Pollution Control - 1.6%
Stericycle, Inc. (a)	207,391	$27,991,563

Railroad & Shipping - 1.0%
Kansas City Southern Co.	152,844	$17,705,449

Restaurants - 1.0%
Domino’s Pizza, Inc.	41,514	$4,214,916
Dunkin Brands Group, Inc.	274,533	12,864,616
Zoe’s Kitchen, Inc. (a)(l)	20,020	686,886

		$17,766,418
Specialty Chemicals - 1.8%
Airgas, Inc.	36,356	$4,261,650
Axalta Coating Systems Ltd. (a)	201,752	5,729,757
PolyOne Corp.	228,340	9,074,232
W.R. Grace & Co. (a)	120,890	11,986,244

		$31,051,883
Specialty Stores - 8.4%
Burlington Stores, Inc. (a)	449,668	$24,988,051
L Brands, Inc.	47,980	4,407,443
O’Reilly Automotive, Inc. (a)	118,730	24,711,275
Ross Stores, Inc.	401,068	42,437,005
Signet Jewelers Ltd.	138,334	16,583,480
Tiffany & Co.	66,327	5,851,368
Tractor Supply Co.	229,045	20,183,445
Urban Outfitters, Inc. (a)	215,960	8,413,802

		$147,575,869

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 2.5%
American Tower Corp., REIT	107,966	$10,703,749
SBA Communications Corp. (a)	272,690	34,007,170

		$44,710,919
Total Common Stocks (Identified Cost, $1,249,074,319)		$1,719,050,740

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	44,968,106	$44,968,106

Collateral for Securities Loaned - 0.4%
JPMorgan Prime Money Market Fund, 0.09%, at Cost and Net Asset Value (j)	$6,517,518	$6,517,518
Total Investments (Identified Cost, $1,300,559,943)		$1,770,536,364

Other Assets, Less Liabilities - (0.6)%		(9,735,960)
Net Assets - 100.0%		$1,760,800,404

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See notes to financial statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,255,591,837)	$1,725,568,258
Underlying affiliated funds, at cost and value	44,968,106
Total investments, at value, including $6,422,569 of securities on loan (identified cost, $1,300,559,943)	$1,770,536,364
Receivables for
Fund shares sold	1,144,594
Interest and dividends	616,069
Other assets	8,744
Total assets	$1,772,305,771
Liabilities
Payables for
Investments purchased	$1,313,234
Fund shares reacquired	3,149,852
Collateral for securities loaned, at value	6,517,518
Payable to affiliates
Investment adviser	98,822
Shareholder servicing costs	337,036
Distribution and service fees	9,801
Program manager fees	19
Payable for independent Trustees’ compensation	29,345
Accrued expenses and other liabilities	49,740
Total liabilities	$11,505,367
Net assets	$1,760,800,404
Net assets consist of
Paid-in capital	$1,333,373,107
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	469,972,496
Accumulated distributions in excess of net realized gain on investments and foreign currency	(33,192,937)
Accumulated net investment loss	(9,352,262)
Net assets	$1,760,800,404
Shares of beneficial interest outstanding	118,637,673

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$278,805,316	19,299,936	$14.45
Class B	17,855,933	1,409,496	12.67
Class C	40,436,850	3,271,293	12.36
Class I	17,162,435	1,141,359	15.04
Class R1	2,297,014	181,988	12.62
Class R2	4,546,276	327,764	13.87
Class R3	4,636,599	322,626	14.37
Class R4	1,505,711	102,094	14.75
Class R5	1,388,932,923	92,234,270	15.06
Class 529A	2,914,920	206,830	14.09
Class 529B	356,382	28,671	12.43
Class 529C	1,350,045	111,346	12.12

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $15.33 [100 / 94.25 x $14.45] and $14.95 [100 / 94.25 x $14.09], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See notes to financial statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$3,822,200
Income on securities loaned	258,721
Dividends from underlying affiliated funds	14,720
Foreign taxes withheld	(58,347)
Total investment income	$4,037,294
Expenses
Management fee	$6,189,301
Distribution and service fees	632,237
Program manager fees	1,945
Shareholder servicing costs	1,045,167
Administrative services fee	138,744
Independent Trustees’ compensation	16,916
Custodian fee	74,641
Shareholder communications	21,057
Audit and tax fees	26,686
Legal fees	6,873
Miscellaneous	87,739
Total expenses	$8,241,306
Reduction of expenses by investment adviser and distributor	(224,208)
Net expenses	$8,017,098
Net investment loss	$(3,979,804)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$19,815,298
Foreign currency	(600)
Net realized gain (loss) on investments and foreign currency	$19,814,698
Change in unrealized appreciation (depreciation)
Investments	$112,801,793
Translation of assets and liabilities in foreign currencies	(3,925)
Net unrealized gain (loss) on investments and foreign currency translation	$112,797,868
Net realized and unrealized gain (loss) on investments and foreign currency	$132,612,566
Change in net assets from operations	$128,632,762

See notes to financial statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/15	Year ended 8/31/14
Change in net assets	(unaudited)
From operations
Net investment loss	$(3,979,804)	$(7,185,190)
Net realized gain (loss) on investments and foreign currency	19,814,698	220,884,625
Net unrealized gain (loss) on investments and foreign currency translation	112,797,868	79,850,382
Change in net assets from operations	$128,632,762	$293,549,817
Distributions declared to shareholders
From net realized gain on investments	$(108,646,048)	$—
Change in net assets from fund share transactions	$69,803,559	$60,776,996
Total change in net assets	$89,790,273	$354,326,813
Net assets
At beginning of period	1,671,010,131	1,316,683,318
At end of period (including accumulated net investment loss of $9,352,262 and $5,372,458, respectively)	$1,760,800,404	$1,671,010,131

See notes to financial statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.41		$11.86	$9.57	$8.73	$7.12	$6.31
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.09)	$(0.03)	$(0.07)	$(0.05)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.07		2.64	2.32	0.91	1.66	0.85
Total from investment operations	$1.02		$2.55	$2.29	$0.84	$1.61	$0.81
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$14.45		$14.41	$11.86	$9.57	$8.73	$7.12
Total return (%) (r)(s)(t)(x)	7.73	(n)	21.50	23.93	9.62	22.61	12.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.22	1.24	1.26	1.28	1.34
Expenses after expense reductions (f)	1.19	(a)	1.19	1.23	1.25	1.28	1.34
Net investment loss	(0.71	)(a)	(0.69)	(0.30)	(0.74)	(0.52)	(0.60)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$278,805		$255,308	$218,693	$191,462	$196,911	$167,816

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.81		$10.61	$8.63	$7.94	$6.52	$5.82
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.17)	$(0.10)	$(0.12)	$(0.10)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.93		2.37	2.08	0.81	1.52	0.79
Total from investment operations	$0.84		$2.20	$1.98	$0.69	$1.42	$0.70
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$12.67		$12.81	$10.61	$8.63	$7.94	$6.52
Total return (%) (r)(s)(t)(x)	7.27	(n)	20.74	22.94	8.69	21.78	12.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.97	1.99	2.01	2.03	2.09
Expenses after expense reductions (f)	1.95	(a)	1.94	1.98	2.01	2.03	2.09
Net investment loss	(1.46	)(a)	(1.44)	(1.05)	(1.49)	(1.24)	(1.37)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$17,856		$18,061	$17,881	$18,918	$24,759	$29,392

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.52		$10.38	$8.44	$7.76	$6.38	$5.69
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.17)	$(0.10)	$(0.12)	$(0.10)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.91		2.31	2.04	0.80	1.48	0.78
Total from investment operations	$0.82		$2.14	$1.94	$0.68	$1.38	$0.69
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$12.36		$12.52	$10.38	$8.44	$7.76	$6.38
Total return (%) (r)(s)(t)(x)	7.28	(n)	20.62	22.99	8.76	21.63	12.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.97	1.99	2.01	2.03	2.09
Expenses after expense reductions (f)	1.95	(a)	1.94	1.98	2.01	2.03	2.09
Net investment loss	(1.46	)(a)	(1.43)	(1.06)	(1.49)	(1.26)	(1.35)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$40,437		$38,341	$32,334	$28,647	$29,123	$26,724

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.94		$12.26	$9.87	$8.99	$7.31	$6.46
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.06)	$0.01	$(0.05)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.11		2.74	2.38	0.93	1.70	0.88
Total from investment operations	$1.08		$2.68	$2.39	$0.88	$1.68	$0.85
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$15.04		$14.94	$12.26	$9.87	$8.99	$7.31
Total return (%) (r)(s)(x)	7.86	(n)	21.86	24.21	9.79	22.98	13.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.97	0.96	1.00	1.03	1.09
Expenses after expense reductions (f)	0.95	(a)	0.95	0.96	1.00	1.03	1.09
Net investment income (loss)	(0.46	)(a)	(0.44)	0.13	(0.49)	(0.27)	(0.35)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$17,162		$13,526	$8,986	$764,857	$613,721	$486,162

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.76		$10.58	$8.60	$7.91	$6.50	$5.80
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.17)	$(0.10)	$(0.12)	$(0.10)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.93		2.35	2.08	0.81	1.51	0.79
Total from investment operations	$0.84		$2.18	$1.98	$0.69	$1.41	$0.70
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$12.62		$12.76	$10.58	$8.60	$7.91	$6.50
Total return (%) (r)(s)(x)	7.30	(n)	20.60	23.02	8.72	21.69	12.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.97	1.99	2.01	2.03	2.09
Expenses after expense reductions (f)	1.95	(a)	1.95	1.98	2.01	2.03	2.09
Net investment loss	(1.46	)(a)	(1.44)	(1.05)	(1.49)	(1.26)	(1.35)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$2,297		$2,238	$1,949	$1,777	$1,861	$1,811

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$13.89		$11.46	$9.27	$8.48	$6.94	$6.16
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.12)	$(0.06)	$(0.09)	$(0.07)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.02		2.55	2.25	0.88	1.61	0.84
Total from investment operations	$0.96		$2.43	$2.19	$0.79	$1.54	$0.78
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$13.87		$13.89	$11.46	$9.27	$8.48	$6.94
Total return (%) (r)(s)(x)	7.58	(n)	21.20	23.62	9.32	22.19	12.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.47	1.49	1.51	1.53	1.59
Expenses after expense reductions (f)	1.45	(a)	1.45	1.48	1.51	1.53	1.59
Net investment loss	(0.96	)(a)	(0.94)	(0.56)	(0.99)	(0.76)	(0.85)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$4,546		$4,473	$4,449	$4,357	$4,614	$4,143

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.34		$11.80	$9.52	$8.69	$7.09	$6.28
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.10)	$(0.03)	$(0.07)	$(0.04)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		2.64	2.31	0.90	1.64	0.85
Total from investment operations	$1.01		$2.54	$2.28	$0.83	$1.60	$0.81
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$14.37		$14.34	$11.80	$9.52	$8.69	$7.09
Total return (%) (r)(s)(x)	7.69	(n)	21.53	23.95	9.55	22.57	12.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.22	1.24	1.25	1.28	1.34
Expenses after expense reductions (f)	1.20	(a)	1.20	1.23	1.25	1.28	1.34
Net investment loss	(0.71	)(a)	(0.74)	(0.31)	(0.74)	(0.49)	(0.61)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$4,637		$3,680	$2,000	$1,617	$1,364	$1,478

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.67		$12.04	$9.70	$8.82	$7.18	$6.34
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.06)	$(0.01)	$(0.05)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		2.69	2.35	0.93	1.66	0.87
Total from investment operations	$1.06		$2.63	$2.34	$0.88	$1.64	$0.84
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$14.75		$14.67	$12.04	$9.70	$8.82	$7.18
Total return (%) (r)(s)(x)	7.87	(n)	21.84	24.12	9.98	22.84	13.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.97	0.99	1.00	1.03	1.09
Expenses after expense reductions (f)	0.95	(a)	0.95	0.98	1.00	1.03	1.09
Net investment loss	(0.45	)(a)	(0.44)	(0.06)	(0.49)	(0.27)	(0.35)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$1,506		$422	$355	$256	$199	$159

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R5			2014	2013 (i)

Net asset value, beginning of period	$14.96		$12.27	$10.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.05)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.11		2.74	1.98
Total from investment operations	$1.08		$2.69	$1.97
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—
Net asset value, end of period (x)	$15.06		$14.96	$12.27
Total return (%) (r)(s)(x)	7.85	(n)	21.92	19.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.91	0.93	(a)
Expenses after expense reductions (f)	0.88	(a)	0.89	0.92	(a)
Net investment income (loss)	(0.39	)(a)	(0.38)	(0.08	)(a)
Portfolio turnover	20	(n)	59	58
Net assets at end of period (000 omitted)	$1,388,933		$1,331,244	$1,027,324

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.08		$11.59	$9.35	$8.54	$6.97	$6.18
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.09)	$(0.03)	$(0.07)	$(0.05)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		2.58	2.27	0.88	1.62	0.84
Total from investment operations	$0.99		$2.49	$2.24	$0.81	$1.57	$0.79
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$14.09		$14.08	$11.59	$9.35	$8.54	$6.97
Total return (%) (r)(s)(t)(x)	7.69	(n)	21.48	23.96	9.48	22.53	12.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.32	1.34	1.35	1.38	1.44
Expenses after expense reductions (f)	1.19	(a)	1.19	1.24	1.30	1.37	1.44
Net investment loss	(0.70	)(a)	(0.69)	(0.33)	(0.79)	(0.62)	(0.69)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$2,915		$2,434	$1,844	$1,231	$949	$685

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.59		$10.44	$8.50	$7.81	$6.42	$5.73
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.18)	$(0.11)	$(0.12)	$(0.11)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.91		2.33	2.05	0.81	1.50	0.78
Total from investment operations	$0.82		$2.15	$1.94	$0.69	$1.39	$0.69
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$12.43		$12.59	$10.44	$8.50	$7.81	$6.42
Total return (%) (r)(s)(t)(x)	7.24	(n)	20.59	22.82	8.83	21.65	12.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.07	2.09	2.11	2.13	2.19
Expenses after expense reductions (f)	2.00	(a)	2.00	2.03	2.06	2.12	2.19
Net investment loss	(1.51	)(a)	(1.49)	(1.11)	(1.54)	(1.34)	(1.44)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$356		$331	$287	$243	$264	$271

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.30		$10.20	$8.30	$7.63	$6.28	$5.61
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.17)	$(0.10)	$(0.12)	$(0.11)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.89		2.27	2.00	0.79	1.46	0.76
Total from investment operations	$0.80		$2.10	$1.90	$0.67	$1.35	$0.67
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$12.12		$12.30	$10.20	$8.30	$7.63	$6.28
Total return (%) (r)(s)(t)(x)	7.25	(n)	20.59	22.89	8.78	21.50	11.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.07	2.09	2.10	2.13	2.19
Expenses after expense reductions (f)	2.00	(a)	1.99	2.03	2.05	2.12	2.19
Net investment loss	(1.50	)(a)	(1.49)	(1.11)	(1.54)	(1.37)	(1.45)
Portfolio turnover	20	(n)	59	58	63	86	78
Net assets at end of period (000 omitted)	$1,350		$953	$582	$386	$330	$239

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,719,050,740	$—	$—	$1,719,050,740
Mutual Funds	51,485,624	—	—	51,485,624
Total Investments	$1,770,536,364	$—	$—	$1,770,536,364

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $6,422,569 and a related liability of

Notes to Financial Statements (unaudited) – continued

$6,517,518 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended February 28, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2014.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$1,300,652,539
Gross appreciation	492,906,179
Gross depreciation	(23,022,354)
Net unrealized appreciation (depreciation)	$469,883,825

As of 8/31/14
Undistributed long-term capital gain	55,731,009
Late year ordinary loss deferral	(5,335,551)
Other temporary differences	(36,907)
Net unrealized appreciation (depreciation)	357,082,032

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will

Notes to Financial Statements (unaudited) – continued

convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/15	Year ended 8/31/14
Class A	$17,348,544	$—
Class B	1,325,645	—
Class C	2,954,517	—
Class I	975,545	—
Class R1	168,201	—
Class R2	290,055	—
Class R3	268,398	—
Class R4	30,085	—
Class R5	85,006,430	—
Class 529A	175,563	—
Class 529B	25,608	—
Class 529C	77,457	—
Total	$108,646,048	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Average daily net assets in excess of $3 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion to $2.5 billion and 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the six months ended February 28, 2015, this management fee reduction amounted to $164,680, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee reduction amounted to $50,385, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the six months ended February 28, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $67,682 and $1,214 for the six months ended February 28, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$320,285
Class B	0.75%	0.25%	1.00%	1.00%	86,575
Class C	0.75%	0.25%	1.00%	1.00%	189,233
Class R1	0.75%	0.25%	1.00%	1.00%	10,953
Class R2	0.25%	0.25%	0.50%	0.50%	10,374
Class R3	—	0.25%	0.25%	0.25%	4,938
Class 529A	—	0.25%	0.25%	0.19%	3,190
Class 529B	0.75%	0.25%	1.00%	1.00%	1,644
Class 529C	0.75%	0.25%	1.00%	1.00%	5,045
Total Distribution and Service Fees					$632,237

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2015, this rebate

Notes to Financial Statements (unaudited) – continued

amounted to $5,986, $198, $673, $740, and $22 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class A	$348
Class B	9,141
Class C	2,301
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2016, unless MFD elects to extend the waiver. For the six months ended February 28, 2015, this waiver amounted to $972 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2015, were as follows:

	Fee	Waiver
Class 529A	$1,275	$638
Class 529B	165	82
Class 529C	505	252
Total Program Manager Fees and Waivers	$1,945	$972

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2015, the fee was $141,989, which equated to 0.0172% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder

Notes to Financial Statements (unaudited) – continued

servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $208,810.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended February 28, 2015, these costs for the fund amounted to $694,368 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $370 and the Retirement Deferral plan resulted in a net decrease in expense of $559. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $29,334 at February 28, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $3,191 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $552, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 9,706 shares of Class R5 for an aggregate amount of $124,528.

At February 28, 2015, MFS held approximately 74% of Class 529B.

(4) Portfolio Securities

For the six months ended February 28, 2015, purchases and sales of investments, other than short-term obligations, aggregated $326,470,617 and $371,782,082, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,983,387	$27,898,951	2,190,620	$29,547,564
Class B	102,077	1,258,423	182,235	2,184,367
Class C	170,682	2,063,216	420,730	4,904,776
Class I	262,971	3,827,323	321,669	4,520,360
Class R1	10,615	132,843	22,427	268,964
Class R2	34,577	471,338	57,551	740,142
Class R3	136,157	1,848,529	126,292	1,743,869
Class R4	74,395	1,031,941	2,671	36,876
Class R5	2,051,614	29,647,878	9,431,199	130,265,922
Class 529A	33,440	457,264	40,895	542,086
Class 529B	933	11,479	2,335	27,681
Class 529C	29,904	343,569	24,748	288,130
	4,890,752	$68,992,754	12,823,372	$175,070,737

Shares issued to shareholders in reinvestment of distributions
Class A	1,271,157	$16,753,853	—	$—
Class B	111,752	1,294,085	—	—
Class C	245,102	2,769,650	—	—
Class I	63,822	875,004	—	—
Class R1	14,588	168,201	—	—
Class R2	21,396	270,871	—	—
Class R3	20,473	268,398	—	—
Class R4	2,237	30,085	—	—
Class R5	6,191,291	85,006,430	—	—
Class 529A	13,652	175,563	—	—
Class 529B	2,254	25,608	—	—
Class 529C	6,991	77,457	—	—
	7,964,715	$107,715,205	—	$—

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,671,119)	$(23,485,753)	(2,919,881)	$(39,242,544)
Class B	(214,726)	(2,662,432)	(456,343)	(5,488,063)
Class C	(206,960)	(2,512,592)	(474,037)	(5,576,985)
Class I	(90,655)	(1,306,722)	(149,247)	(2,082,727)
Class R1	(18,581)	(232,162)	(31,293)	(363,914)
Class R2	(50,160)	(672,815)	(123,842)	(1,599,817)
Class R3	(90,599)	(1,257,923)	(39,194)	(511,961)
Class R4	(3,266)	(47,524)	(3,408)	(44,481)
Class R5	(5,012,046)	(74,504,946)	(4,168,658)	(58,931,117)
Class 529A	(13,098)	(176,434)	(27,246)	(361,523)
Class 529B	(774)	(9,296)	(3,544)	(40,516)
Class 529C	(3,024)	(35,801)	(4,335)	(50,093)
	(7,375,008)	$(106,904,400)	(8,401,028)	$(114,293,741)

Net change
Class A	1,583,425	$21,167,051	(729,261)	$(9,694,980)
Class B	(897)	(109,924)	(274,108)	(3,303,696)
Class C	208,824	2,320,274	(53,307)	(672,209)
Class I	236,138	3,395,605	172,422	2,437,633
Class R1	6,622	68,882	(8,866)	(94,950)
Class R2	5,813	69,394	(66,291)	(859,675)
Class R3	66,031	859,004	87,098	1,231,908
Class R4	73,366	1,014,502	(737)	(7,605)
Class R5	3,230,859	40,149,362	5,262,541	71,334,805
Class 529A	33,994	456,393	13,649	180,563
Class 529B	2,413	27,791	(1,209)	(12,835)
Class 529C	33,871	385,225	20,413	238,037
	5,480,459	$69,803,559	4,422,344	$60,776,996

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 28%, 26%, 10%, 7%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $2,896 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,082,059	116,537,864	(112,651,817)	44,968,106

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,720	$44,968,106

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2015

MFS® U.S. GOVERNMENT MONEY MARKET FUND

MCM-SEM

MFS® U.S. GOVERNMENT MONEY MARKET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	18.2%
A-1	81.9%
Not Rated	0.0%
Other Assets Less Liabilities	(0.1)%

Maturity breakdown (u)
0 - 7 days	20.6%
8 - 29 days	17.0%
30 - 59 days	43.5%
60 - 89 days	8.7%
90 - 365 days	10.3%
Other Assets Less Liabilities	(0.1)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

	Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
Actual	0.07%	$1,000.00	$1,000.00	$0.35
Hypothetical (h)	0.07%	$1,000.00	$1,024.45	$0.35

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

4

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 98.0%
Issuer	Shares/Par	Value ($)

Fannie Mae, 0.07%, due 3/03/15	$628,000	$627,997
Federal Home Loan Bank, 0.04%, due 3/03/15	15,000,000	14,999,967
Federal Home Loan Bank, 0.01%, due 3/04/15	41,328,000	41,327,879
Federal Home Loan Bank, 0.06%, due 3/04/15	8,703,000	8,702,956
Federal Home Loan Bank, 0.05%, due 3/06/15	2,300,000	2,299,984
Federal Home Loan Bank, 0.01%, due 3/09/15	9,464,000	9,463,937
Federal Home Loan Bank, 0.01%, due 3/11/15	19,067,000	19,066,772
Federal Home Loan Bank, 0.01%, due 3/18/15	16,358,000	16,357,652
Federal Home Loan Bank, 0.01%, due 3/20/15	10,000,000	9,999,792
Federal Home Loan Bank, 0.01%, due 3/25/15	6,000,000	5,999,854
Federal Home Loan Bank, 0.01%, due 3/27/15	1,111,000	1,110,964
Federal Home Loan Bank, 0.01%, due 4/01/15	41,617,000	41,615,029
Federal Home Loan Bank, 0.075%, due 4/01/15	15,500,000	15,498,999
Federal Home Loan Bank, 0.01%, due 4/06/15	13,000,000	12,999,155
Federal Home Loan Bank, 0.08%, due 4/06/15	9,500,000	9,499,240
Federal Home Loan Bank, 0.01%, due 4/08/15	21,805,000	21,803,540
Federal Home Loan Bank, 0.01%, due 4/10/15	14,983,000	14,982,001
Federal Home Loan Bank, 0.09%, due 4/10/15	7,200,000	7,199,280
Federal Home Loan Bank, 0.01%, due 4/15/15	11,051,000	11,050,171
Federal Home Loan Bank, 0.01%, due 4/20/15	2,300,000	2,299,792
Federal Home Loan Bank, 0.09%, due 4/24/15	10,252,000	10,250,616
Federal Home Loan Bank, 0.01%, due 4/29/15	14,690,000	14,688,555
U.S. Treasury Bill, 0.045%, due 4/02/15	5,000,000	4,999,800
U.S. Treasury Bill, 0.01%, due 4/23/15	6,684,000	6,683,926
U.S. Treasury Bill, 0.03%, due 5/07/15	1,373,000	1,372,923
U.S. Treasury Bill, 0.053%, due 5/07/15	15,761,000	15,759,460
U.S. Treasury Bill, 0.09%, due 7/09/15	15,250,000	15,245,044
U.S. Treasury Bill, 0.108%, due 7/23/15	7,500,000	7,496,760
U.S. Treasury Bill, 0.275%, due 1/07/16	15,150,000	15,113,893
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$358,515,938

5

Portfolio of Investments (unaudited) – continued

Repurchase Agreements - 2.1%
Issuer	Shares/Par	Value ($)

Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.05%, dated 2/27/15, due 3/02/15, total to be received $7,543,031 (secured by U.S. Treasury and Federal Agency obligations valued at $7,693,877 in a jointly traded account), at Cost and Value	$7,543,000	$7,543,000
Total Investments, at Amortized Cost and Value		$366,058,938

Other Assets, Less Liabilities - (0.1)%		(450,633)
Net Assets - 100.0%		$365,608,305

(y)	The rate shown represents an annualized yield at time of purchase.

See Portfolio Footnotes and Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$366,058,938
Cash	137
Receivables for
Fund shares sold	162,469
Interest	21
Receivable from investment adviser	90,333
Other assets	2,231
Total assets	$366,314,129
Liabilities
Payable for fund shares reacquired	$546,298
Payable to affiliates for shareholder servicing costs	133,831
Payable for independent Trustees’ compensation	10,032
Accrued expenses and other liabilities	15,663
Total liabilities	$705,824
Net assets	$365,608,305
Net assets consist of
Paid-in capital	$366,167,800
Accumulated net realized gain (loss) on investments	(546,853)
Accumulated net investment loss	(12,642)
Net assets	$365,608,305
Shares of beneficial interest outstanding	366,190,346
Net asset value per share (net assets of $365,608,305 / 366,190,346 shares of beneficial interest outstanding)	$1.00

A contingent deferred sales charge may be imposed on redemptions.

See notes to financial statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much the fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by the fund’s operations.

Net investment income
Interest income	$113,776
Expenses
Management fee	$753,522
Shareholder servicing costs	308,110
Administrative services fee	35,266
Independent Trustees’ compensation	5,833
Custodian fee	14,674
Shareholder communications	8,772
Audit and tax fees	17,694
Legal fees	1,797
Miscellaneous	32,024
Total expenses	$1,177,692
Fees paid indirectly	(12,949)
Reduction of expenses by investment adviser	(1,050,967)
Net expenses	$113,776
Net investment income	$0
Net realized gain (loss) on investments	$(135)
Change in net assets from operations	$(135)

See notes to financial statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/15	Year ended 8/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	(135)	303
Change in net assets from operations	$(135)	$303
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	93,754,607	198,824,030
Cost of shares reacquired	(106,390,730)	(224,697,043)
Change in net assets from fund share transactions	$(12,636,123)	$(25,873,013)
Total change in net assets	$(12,636,258)	$(25,872,710)
Net assets
At beginning of period	378,244,563	404,117,273
At end of period (including accumulated distributions in excess of net investment income of $12,642 for each of the two periods presented)	$365,608,305	$378,244,563

See notes to financial statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$(0.00	)(w)	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—		$(0.00	)(w)
From tax return of capital	—		—		—	—	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$—		$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	0.00	0.00		0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.62		0.65	0.64	0.64		0.63
Expenses after expense reductions (f)	0.07	(a)	0.10		0.16	0.13	0.21		0.28
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$365,608		$378,245		$404,117	$402,989	$464,849		$508,566

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See notes to financial statements

10

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to its money market fund regulations. At this time, management is evaluating the potential implications of the changes.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

11

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$366,058,938	$—	$366,058,938

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At period end, the fund had investments in repurchase agreements with a gross value of $7,543,000 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

12

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to the timing of recognition of certain expenses.

The fund declared no distributions for the current period or for the year ended August 31, 2014.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/2015
Cost of investments	$366,058,938

As of 8/31/14
Capital loss carryforwards	(546,718)
Late year ordinary loss deferral	(1,546)
Other temporary differences	(11,096)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/16	$(123,924)
8/31/17	(422,794)
Total	$(546,718)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Average daily net assets in excess of $1 billion	0.35%

During the six months ended February 28, 2015, MFS voluntarily waived receipt of $742,022 of the fund’s management fee in order to avoid a negative yield. This amount, for the six months ended February 28, 2015, is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee reduction amounted to $11,500, which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2015 these waivers had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

In order to avoid a negative yield for the six months ended February 28, 2015, MFS voluntarily agreed to reduce certain other expenses in the amount of $297,318, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 28, 2015 for the MFS U.S. Government Money Market Fund was $4,171.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

14

Notes to Financial Statements (unaudited) – continued

six months ended February 28, 2015, the fee was $133,298, which equated to 0.0708% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $174,812.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.0187% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,125 and is included in independent Trustees’ compensation for the six months ended February 28, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $10,024 at February 28, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $739 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services

15

Notes to Financial Statements (unaudited) – continued

under the Compliance Officer Agreement in the amount of $127, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The sale of the fund’s shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $689 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

17

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.